UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha,   NE 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux

          Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

4/30

Date of reporting period:  7/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2011
Shares	Security	Market Value
	COMMON STOCK - 75.16%
	AEROSPACE / DEFENSE - 1.33%
2,400	Lockheed Martin Corp.	$ 181,752
11,200	Raytheon Co.	500,976
		682,728
	APPAREL - 1.62%
6,500	Deckers Outdoor Corp. *	645,125
11,200	Skechers U.S.A., Inc. - Cl. A *	186,480
		831,605
	BANKS - 1.02%
4,600	HSBC Holdings PLC - ADR	224,802
7,300	JPMorgan Chase & Co.	295,285
		520,087
	BEVERAGES - 0.96%
3,200	Coca-Cola Co.	217,632
4,300	PepsiCo, Inc.	275,372
		493,004
	BIOTECHNOLOGY - 0.83%
11,500	Dendreon Corp. *	424,350

	CHEMICALS - 4.02%
15,600	Mosaic Co.	1,103,232
16,500	Potash Corp. of Saskatchewan, Inc.	953,865
		2,057,097
	COAL - 0.74%
8,900	Alpha Natural Resources, Inc. *	380,119

	COMPUTERS - 2.82%
2,300	Apple, Inc. *	898,104
4,200	Computer Sciences Corp.	148,176
16,000	Research In Motion Ltd. *	400,000
		1,446,280
	COSMETICS / PERSONAL CARE - 1.68%
10,200	Colgate-Palmolive Co.	860,676

	ENGINEERING & CONSTRUCTION - 0.24%
4,600	Foster Wheeler AG *	124,660

	FOOD - 1.10%
7,200	General Mills, Inc.	268,920
5,300	Kellogg Co.	295,634
		564,554
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Shares	Security	Market Value
	HOME FURNISHINGS - 0.80%
5,900	Whirlpool Corp.	$ 408,457

	HOUSEHOLD PRODUCTS / WARES - 0.89%
3,600	Clorox Co.	257,724
3,000	Kimberly Clark Corp.	196,080
		453,804
	INSURANCE - 0.39%
4,300	Aflac, Inc.	198,058

	INTERNET - 16.47%
35,000	Akamai Technologies, Inc. *	847,700
1,800	Amazon.com, Inc. *	400,536
15,000	Baidu, Inc. - ADR *	2,356,050
9,900	Ctrip.com International Ltd. - ADR *	456,390
19,300	F5 Networks, Inc. *	1,804,164
10,000	NetEase.com, Inc. - ADR *	505,200
13,100	Sina Corp. *	1,415,979
7,200	Sohu.com, Inc. *	648,720
		8,434,739
	IRON / STEEL - 2.65%
5,800	Cliffs Natural Resources, Inc.	520,956
1,800	POSCO - ADR	197,640
16,000	United States Steel Corp.	639,840
		1,358,436
	LODGING - 2.30%
18,500	Las Vegas Sands Corp. *	872,830
2,000	Wynn Resorts Ltd.	307,360
		1,180,190
	MACHINERY - CONSTRUCTION & MINING - 0.93%
4,800	Caterpillar, Inc.	474,192

	MINING - 8.86%
19,500	Agnico-Eagle Mines Ltd.	1,087,125
9,700	Barrick Gold Corp.	461,429
6,600	Cameco Corp.	175,296
11,800	Eldorado Gold Corp.	203,786
6,800	Freeport-McMoRan Copper & Gold, Inc.	360,128
2,200	Ivanhoe Mines Ltd. *	57,706
40,800	Silver Wheaton Corp.	1,472,064
21,000	Vulcan Materials Co.	720,090
		4,537,624
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Shares	Security	Market Value
	OIL & GAS - 13.17%
7,200	Canadian Natural Resources Ltd.	$ 290,088
62,100	Chesapeake Energy Corp.	2,133,135
9,700	ConocoPhillips	698,303
1,400	Hess Corp.	95,984
19,000	InterOil Corp. *	1,189,400
6,000	Range Resources Corp.	390,960
38,600	Suncor Energy, Inc.	1,475,292
4,700	Transocean Ltd.	289,332
7,300	Valero Energy Corp.	183,376
		6,745,870
	PHARMACEUTICALS - 1.89%
20,700	Teva Pharmaceutical Industries Ltd. - ADR	965,448

	RETAIL - 3.59%
2,500	Chipotle Mexican Grill, Inc. *	811,450
4,700	Coinstar, Inc. *	229,642
7,500	Guess?, Inc.	285,900
5,900	McDonald's Corp.	510,232
		1,837,224
	SEMICONDUCTORS - 4.14%
3,300	Broadcom Corp. *	122,331
35,800	Cree, Inc. *	1,176,388
18,400	OmniVision Technologies, Inc. *	538,016
20,400	Rambus, Inc. *	283,152
		2,119,887
	SOFTWARE - 0.54%
1,900	Salesforce.com, Inc. *	274,949

	TELECOMMUNICATIONS - 2.18%
3,100	Acme Packet, Inc. *	182,652
15,300	Finisar Corp. *	260,712
11,000	JDS Uniphase Corp. *	144,650
15,000	Verizon Communications, Inc.	529,350
		1,117,364

	TOTAL COMMON STOCK	38,491,402
	( Cost - $40,306,969)
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Contracts	Security	Market Value
	PURCHASED PUT OPTIONS - 9.60%
31	Acme Packet, Inc.	$ 31,930
	Expiration January 2012, Exercise Price $60.00
43	Aflac, Inc.	14,620
	Expiration February 2012, Exercise Price $43.00
41	Agnico-Eagle Mines Ltd.	46,330
	Expiration January 2012, Exercise Price $65.00
70	Agnico-Eagle Mines Ltd.	79,800
	Expiration August 2011, Exercise Price $67.50
54	Agnico-Eagle Mines Ltd.	73,710
	Expiration August 2011, Exercise Price $70.00
30	Agnico-Eagle Mines Ltd.	26,400
	Expiration November 2011, Exercise Price $62.50
67	Akamai Technologies, Inc.	71,690
	Expiration January 2012, Exercise Price $35.00
164	Akamai Technologies, Inc.	352,600
	Expiration August 2011, Exercise Price $46.00
54	Akamai Technologies, Inc.	58,320
	Expiration November 2011, Exercise Price $35.00
65	Akamai Technologies, Inc.	75,400
	Expiration November 2011, Exercise Price $36.00
89	Alpha Natural Resources, Inc.	89,890
	Expiration September 2011, Exercise Price $52.50
18	Amazon.com, Inc.	1,692
	Expiration October 2011, Exercise Price $160.00
8	Apple, Inc.	6,720
	Expiration January 2012, Exercise Price $315.00
15	Apple, Inc.	4,950
	Expiration October 2011, Exercise Price $320.00
52	Baidu, Inc. - ADR	10,556
	Expiration January 2012, Exercise Price $96.00
28	Baidu, Inc. - ADR	6,356
	Expiration January 2012, Exercise Price $98.00
28	Baidu, Inc. - ADR	6,300
	Expiration January 2012, Exercise Price $99.00
42	Baidu, Inc. - ADR	2,184
	Expiration September 2011, Exercise Price $110.00
97	Barrick Gold Corp.	29,100
	Expiration October 2011, Exercise Price $48.00
33	Broadcom Corp.	11,550
	Expiration November 2011, Exercise Price $37.00
66	Cameco Corp.	14,850
	Expiration January 2012, Exercise Price $25.00
72	Canadian Natural Resources Ltd.	28,080
	Expiration March 2012, Exercise Price $39.00
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Contracts	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 9.60%
48	Caterpillar, Inc.	$ 45,600
	Expiration February 2012, Exercise Price $97.50
621	Chesapeake Energy Corp.	18,009
	Expiration January 2012, Exercise Price $20.00
25	Chipotle Mexican Grill, Inc.	550
	Expiration September 2011, Exercise Price $230.00
23	Cliffs Natural Resources, Inc.	16,790
	Expiration January 2012, Exercise Price $82.50
35	Cliffs Natural Resources, Inc.	11,550
	Expiration October 2011, Exercise Price $80.00
36	Clorox Co.	4,680
	Expiration January 2012, Exercise Price $65.00
32	Coca-Cola Co.	7,040
	Expiration January 2012, Exercise Price $65.00
47	Coinstar, Inc.	5,170
	Expiration October 2011, Exercise Price $40.00
25	Colgate-Palmolive Co.	4,250
	Expiration January 2012, Exercise Price $75.00
50	Colgate-Palmolive Co.	15,500
	Expiration January 2012, Exercise Price $80.00
27	Colgate-Palmolive Co.	14,175
	Expiration January 2012, Exercise Price $85.00
42	Computer Sciences Corp.	44,520
	Expiration September 2011, Exercise Price $45.00
27	ConocoPhillips	11,745
	Expiration January 2012, Exercise Price $70.00
32	ConocoPhillips	16,160
	Expiration February 2012, Exercise Price $70.00
38	ConocoPhillips	23,750
	Expiration February 2012, Exercise Price $72.50
40	Cree, Inc.	54,800
	Expiration January 2012, Exercise Price $45.00
98	Cree, Inc.	155,330
	Expiration January 2012, Exercise Price $475.00
74	Cree, Inc.	133,570
	Expiration January 2012, Exercise Price $50.00
96	Cree, Inc.	161,280
	Expiration September 2011, Exercise Price $50.00
50	Cree, Inc.	37,500
	Expiration December 2011, Exercise Price $37.00
99	Ctrip.com International Ltd. - ADR	6,930
	Expiration September 2011, Exercise Price $39.00
65	Deckers Outdoor Corp.	17,225
	Expiration January 2012, Exercise Price $70.00
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Contracts	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 9.60%
61	Dendreon Corp.	$ 12,322
	Expiration January 2012, Exercise Price $30.00
54	Dendreon Corp.	22,140
	Expiration January 2012, Exercise Price $35.00
118	Eldorado Gold Corp.	11,800
	Expiration January 2012, Exercise Price $15.00
47	F5 Networks, Inc.	74,025
	Expiration January 2012, Exercise Price $100.00
31	F5 Networks, Inc.	94,705
	Expiration January 2012, Exercise Price $120.00
21	F5 Networks, Inc.	19,110
	Expiration January 2012, Exercise Price $87.50
28	F5 Networks, Inc.	30,632
	Expiration January 2012, Exercise Price $90.00
48	F5 Networks, Inc.	64,800
	Expiration January 2012, Exercise Price $95.00
18	F5 Networks, Inc.	25,830
	Expiration October 2011, Exercise Price $105.00
153	Finisar Corp.	347,310
	Expiration September 2011, Exercise Price $40.00
46	Foster Wheeler AG	22,080
	Expiration January 2012, Exercise Price $30.00
68	Freeport-McMoRan Copper & Gold, Inc.	19,244
	Expiration August 2011, Exercise Price $54.50
72	General Mills, Inc.	8,352
	Expiration January 2012, Exercise Price $35.00
75	Guess?, Inc.	33,000
	Expiration March 2012, Exercise Price $36.00
14	Hess Corp.	9,310
	Expiration February 2012, Exercise Price $67.50
46	HSBC Holdings PLC - ADR	14,260
	Expiration January 2012, Exercise Price $48.00
45	InterOil Corp.	31,950
	Expiration January 2012, Exercise Price $60.00
94	InterOil Corp.	110,544
	Expiration January 2012, Exercise Price $67.50
51	InterOil Corp.	23,613
	Expiration December 2011, Exercise Price $55.00
22	Ivanhoe Mines Ltd.	6,160
	Expiration January 2012, Exercise Price $25.00
73	JPMorgan Chase & Co.	21,097
	Expiration March 2012, Exercise Price $38.00
110	JDS Uniphase Corp.	131,450
	Expiration January 2012, Exercise Price $25.00
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Contracts	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 9.60%
53	Kellogg Co.	$ 10,600
	Expiration March 2012, Exercise Price $52.50
30	Kimberly Clark Corp.	6,510
	Expiration January 2012, Exercise Price $62.50
99	Las Vegas Sands Corp.	7,128
	Expiration September 2011, Exercise Price $41.00
86	Las Vegas Sands Corp.	11,868
	Expiration September 2011, Exercise Price $44.00
24	Lockheed Martin Corp.	12,960
	Expiration December 2011, Exercise Price $77.50
59	McDonald's Corp.	10,443
	Expiration December 2011, Exercise Price $80.00
56	Mosaic Co.	29,400
	Expiration January 2012, Exercise Price $65.00
63	Mosaic Co.	40,320
	Expiration September 2011, Exercise Price $75.00
37	Mosaic Co.	16,650
	Expiration December 2011, Exercise Price $65.00
100	NetEase.com, Inc. - ADR	3,000
	Expiration September 2011, Exercise Price $37.00
184	OmniVision Technologies, Inc.	46,920
	Expiration January 2012, Exercise Price $25.00
43	PepsiCo, Inc.	16,985
	Expiration January 2012, Exercise Price $65.00
18	POSCO - ADR	8,820
	Expiration November 2011, Exercise Price $105.00
84	Potash Corp. of Saskatchewan, Inc.	14,784
	Expiration September 2011, Exercise Price $55.00
81	Potash Corp. of Saskatchewan, Inc.	25,920
	Expiration September 2011, Exercise Price $58.33
204	Rambus, Inc.	97,920
	Expiration January 2012, Exercise Price $17.50
60	Range Resources Corp.	300
	Expiration September 2011, Exercise Price $47.00
52	Raytheon Co.	16,796
	Expiration January 2012, Exercise Price $45.00
60	Raytheon Co.	24,300
	Expiration February 2012, Exercise Price $46.00
44	Research In Motion Ltd.	119,636
	Expiration September 2011, Exercise Price $525.00
34	Research In Motion Ltd.	100,300
	Expiration September 2011, Exercise Price $55.00
82	Research In Motion Ltd.	261,580
	Expiration September 2011, Exercise Price $575.00
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Contracts	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 9.60%
19	Salesforce.com, Inc.	$ 8,835
	Expiration November 2011, Exercise Price $120.00
261	Silver Wheaton Corp.	61,335
	Expiration January 2012, Exercise Price $30.00
77	Silver Wheaton Corp.	34,265
	Expiration January 2012, Exercise Price $35.00
70	Silver Wheaton Corp.	47,600
	Expiration December 2011, Exercise Price $40.00
23	Sina Corp.	70,380
	Expiration January 2012, Exercise Price $125.00
45	Sina Corp.	5,175
	Expiration January 2012, Exercise Price $50.00
18	Sina Corp.	10,800
	Expiration January 2012, Exercise Price $75.00
45	Sina Corp.	33,750
	Expiration January 2012, Exercise Price $80.00
112	Skechers U.S.A., Inc. - Cl. A	47,040
	Expiration January 2012, Exercise Price $20.00
31	Sohu.com, Inc.	25,110
	Expiration January 2012, Exercise Price $77.50
41	Sohu.com, Inc.	59,450
	Expiration January 2012, Exercise Price $90.00
99	Suncor Energy, Inc.	10,692
	Expiration September 2011, Exercise Price $36.00
74	Suncor Energy, Inc.	13,320
	Expiration September 2011, Exercise Price $38.00
96	Suncor Energy, Inc.	21,696
	Expiration September 2011, Exercise Price $39.00
117	Suncor Energy, Inc.	35,100
	Expiration September 2011, Exercise Price $40.00
108	Teva Pharmaceutical Industries Ltd. - ADR	19,116
	Expiration January 2012, Exercise Price $42.50
99	Teva Pharmaceutical Industries Ltd. - ADR	38,115
	Expiration January 2012, Exercise Price $47.50
47	Transocean Ltd.	24,440
	Expiration February 2012, Exercise Price $57.50
160	United States Steel Corp.	202,400
	Expiration October 2011, Exercise Price $52.50
73	Valero Energy Corp.	20,659
	Expiration January 2012, Exercise Price $25.00
81	Verizon Communications, Inc.	16,443
	Expiration April 2012, Exercise Price $33.00
69	Verizon Communications, Inc.	3,036
	Expiration October 2011, Exercise Price $32.00
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Contracts	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 9.60%
210	Vulcan Materials Co.	$ 157,500
	Expiration August 2011, Exercise Price $42.00
27	Whirlpool Corp.	19,062
	Expiration January 2012, Exercise Price $70.00
32	Whirlpool Corp.	30,560
	Expiration December 2011, Exercise Price $75.00
20	Wynn Resorts Ltd.	33,600
	Expiration March 2012, Exercise Price $150.00
	TOTAL PURCHASED OPTIONS	4,915,505
	( Cost - $4,137,750)

	SHORT-TERM INVESTMENTS - 24.20%
	MONEY MARKET FUND - 24.20%
12,395,984	Dreyfus Treasury Prime Cash Management, 0.00% +	12,395,984
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $12,395,984)

	TOTAL INVESTMENTS - 108.96%
	( Cost - $52,687,874) (a)	55,802,891
	CALL OPTIONS WRITTEN - (6.82)%	(3,490,653)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.14) %	(1,097,625)
	NET ASSETS - 100.00%	$ 51,214,613

* Non-Income producing security.
+ Money market fund; interest rate reflects seven-day yield on July 31, 2011.
ADR - American Depositary Receipt

Contracts	SCHEDULE OF CALL OPTIONS WRITTEN - (6.82) %
31	Acme Packet, Inc.	$ 17,670
	Expiration January 2012, Exercise Price $70.00
43	Aflac, Inc.	11,825
	Expiration February 2012, Exercise Price $49.00
41	Agnico-Eagle Mines Ltd.	2,378
	Expiration January 2012, Exercise Price $80.00
70	Agnico-Eagle Mines Ltd.	140
	Expiration August 2011, Exercise Price $75.00
54	Agnico-Eagle Mines Ltd.	81
	Expiration August 2011, Exercise Price $80.00
30	Agnico-Eagle Mines Ltd.	2,400
	Expiration November 2011, Exercise Price $70.00
67	Akamai Technologies, Inc.	1,005
	Expiration January 2012, Exercise Price $40.00
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Contracts	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (6.82) %
164	Akamai Technologies, Inc.	$ 246
	Expiration August 2011, Exercise Price $525.00
54	Akamai Technologies, Inc.	216
	Expiration November 2011, Exercise Price $40.00
65	Akamai Technologies, Inc.	195
	Expiration November 2011, Exercise Price $41.00
89	Alpha Natural Resources, Inc.	712
	Expiration September 2011, Exercise Price $60.00
18	Amazon.com, Inc.	82,530
	Expiration October 2011, Exercise Price $108.00
8	Apple, Inc.	41,600
	Expiration January 2012, Exercise Price $360.00
15	Apple, Inc.	58,800
	Expiration October 2011, Exercise Price $365.00
108	Baidu, Inc. - ADR	460,620
	Expiration January 2012, Exercise Price $120.00
42	Baidu, Inc. - ADR	141,246
	Expiration September 2011, Exercise Price $125.00
97	Barrick Gold Corp.	5,820
	Expiration October 2011, Exercise Price $55.00
33	Broadcom Corp.	4,785
	Expiration November 2011, Exercise Price $42.00
66	Cameco Corp.	9,570
	Expiration January 2012, Exercise Price $30.00
72	Canadian Natural Resources Ltd.	20,880
	Expiration March 2012, Exercise Price $44.00
48	Caterpillar, Inc.	26,160
	Expiration February 2012, Exercise Price $110.00
621	Chesapeake Energy Corp.	621,000
	Expiration January 2012, Exercise Price $25.00
25	Chipotle Mexican Grill, Inc.	158,250
	Expiration September 2011, Exercise Price $260.00
23	Cliffs Natural Resources, Inc.	18,400
	Expiration January 2012, Exercise Price $95.00
35	Cliffs Natural Resources, Inc.	24,500
	Expiration October 2011, Exercise Price $90.00
36	Clorox Co.	12,600
	Expiration January 2012, Exercise Price $72.50
32	Coca-Cola Co.	3,168
	Expiration January 2012, Exercise Price $72.50
47	Coinstar, Inc.	31,490
	Expiration October 2011, Exercise Price $45.00
25	Colgate-Palmolive Co.	11,050
	Expiration January 2012, Exercise Price $85.00
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Contracts	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (6.82) %
50	Colgate-Palmolive Co.	$ 8,500
	Expiration January 2012, Exercise Price $92.50
27	Colgate-Palmolive Co.	3,510
	Expiration January 2012, Exercise Price $95.00
42	Computer Sciences Corp.	315
	Expiration September 2011, Exercise Price $50.00
27	ConocoPhillips	7,074
	Expiration January 2012, Exercise Price $77.50
32	ConocoPhillips	7,552
	Expiration February 2012, Exercise Price $80.00
38	ConocoPhillips	6,498
	Expiration January 2012, Exercise Price $82.50
98	Cree, Inc.	7,056
	Expiration January 2012, Exercise Price $55.00
40	Cree, Inc.	2,120
	Expiration January 2012, Exercise Price $575.00
74	Cree, Inc.	3,256
	Expiration January 2012, Exercise Price $60.00
96	Cree, Inc.	480
	Expiration September 2011, Exercise Price $55.00
50	Cree, Inc.	8,700
	Expiration December 2011, Exercise Price $42.00
99	Ctrip.com International Ltd. - ADR	34,056
	Expiration September 2011, Exercise Price $44.00
65	Deckers Outdoor Corp.	106,600
	Expiration January 2012, Exercise Price $85.00
61	Dendreon Corp.	36,600
	Expiration January 2012, Exercise Price $35.00
54	Dendreon Corp.	20,520
	Expiration January 2012, Exercise Price $40.00
118	Eldorado Gold Corp.	12,980
	Expiration January 2012, Exercise Price $20.00
21	F5 Networks, Inc.	21,105
	Expiration January 2012, Exercise Price $100.00
28	F5 Networks, Inc.	23,240
	Expiration January 2012, Exercise Price $105.00
95	F5 Networks, Inc.	54,150
	Expiration January 2012, Exercise Price $115.00
31	F5 Networks, Inc.	3,937
	Expiration January 2012, Exercise Price $145.00
18	F5 Networks, Inc.	2,952
	Expiration October 2011, Exercise Price $120.00
153	Finisar Corp.	765
	Expiration September 2011, Exercise Price $45.00
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Contracts	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (6.82) %
46	Foster Wheeler AG	$ 3,404
	Expiration January 2012, Exercise Price $35.00
68	Freeport-McMoRan Copper & Gold, Inc.	680
	Expiration August 2011, Exercise Price $62.00
72	General Mills, Inc.	5,400
	Expiration January 2012, Exercise Price $40.00
75	Guess?, Inc.	26,250
	Expiration March 2012, Exercise Price $42.00
14	Hess Corp.	6,510
	Expiration February 2012, Exercise Price $75.00
46	HSBC Holdings PLC - ADR	2,438
	Expiration January 2012, Exercise Price $57.50
45	InterOil Corp.	17,235
	Expiration January 2012, Exercise Price $75.00
41	InterOil Corp.	9,840
	Expiration January 2012, Exercise Price $80.00
53	InterOil Corp.	9,222
	Expiration January 2012, Exercise Price $85.00
51	InterOil Corp.	40,545
	Expiration December 2011, Exercise Price $62.50
22	Ivanhoe Mines Ltd.	4,840
	Expiration January 2012, Exercise Price $30.00
73	JPMorgan Chase & Co.	16,352
	Expiration March 2012, Exercise Price $44.00
110	JDS Uniphase Corp.	495
	Expiration January 2012, Exercise Price $30.00
53	Kellogg Co.	5,035
	Expiration March 2012, Exercise Price $60.00
30	Kimberly Clark Corp.	2,250
	Expiration January 2012, Exercise Price $70.00
99	Las Vegas Sands Corp.	27,324
	Expiration September 2011, Exercise Price $47.00
86	Las Vegas Sands Corp.	13,244
	Expiration September 2011, Exercise Price $50.00
24	Lockheed Martin Corp.	1,920
	Expiration December 2011, Exercise Price $85.00
59	McDonald's Corp.	16,815
	Expiration December 2011, Exercise Price $87.50
56	Mosaic Co.	23,072
	Expiration January 2012, Exercise Price $80.00
63	Mosaic Co.	2,394
	Expiration September 2011, Exercise Price $85.00
37	Mosaic Co.	21,090
	Expiration December 2011, Exercise Price $72.50
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Contracts	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (6.82) %
100	NetEase.com, Inc. - ADR	$ 90,100
	Expiration September 2011, Exercise Price $42.00
184	OmniVision Technologies, Inc.	80,960
	Expiration January 2012, Exercise Price $30.00
43	PepsiCo, Inc. *	1,290
	Expiration January 2012, Exercise Price $72.50
18	POSCO - ADR	5,310
	Expiration November 2011, Exercise Price $120.00
84	Potash Corp. of Saskatchewan, Inc.	12,180
	Expiration September 2011, Exercise Price $61.67
81	Potash Corp. of Saskatchewan, Inc.	5,994
	Expiration September 2011, Exercise Price $65.00
204	Rambus, Inc.	15,300
	Expiration January 2012, Exercise Price $22.50
60	Range Resources Corp.	78,000
	Expiration September 2011, Exercise Price $52.50
52	Raytheon Co.	3,640
	Expiration January 2012, Exercise Price $50.00
60	Raytheon Co.	2,700
	Expiration February 2012, Exercise Price $52.50
78	Research In Motion Ltd.	78
	Expiration September 2011, Exercise Price $625.00
82	Research In Motion Ltd.	82
	Expiration September 2011, Exercise Price $65.00
19	Salesforce.com, Inc.	37,145
	Expiration November 2011, Exercise Price $135.00
202	Silver Wheaton Corp.	115,140
	Expiration January 2012, Exercise Price $35.00
59	Silver Wheaton Corp.	21,240
	Expiration January 2012, Exercise Price $40.00
77	Silver Wheaton Corp.	17,171
	Expiration January 2012, Exercise Price $45.00
70	Silver Wheaton Corp.	11,410
	Expiration December 2011, Exercise Price $46.00
45	Sina Corp.	109,350
	Expiration January 2012, Exercise Price $100.00
23	Sina Corp.	20,470
	Expiration January 2012, Exercise Price $145.00
45	Sina Corp.	215,100
	Expiration January 2012, Exercise Price $62.50
18	Sina Corp.	54,000
	Expiration January 2012, Exercise Price $90.00
112	Skechers U.S.A., Inc. - Cl. A	1,680
	Expiration January 2012, Exercise Price $25.00
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Contracts	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (6.82) %
41	Sohu.com, Inc.	$ 32,390
	Expiration January 2012, Exercise Price $105.00
31	Sohu.com, Inc.	46,190
	Expiration January 2012, Exercise Price $87.50
99	Suncor Energy, Inc.	9,009
	Expiration September 2011, Exercise Price $41.00
74	Suncor Energy, Inc.	3,404
	Expiration September 2011, Exercise Price $43.00
96	Suncor Energy, Inc.	3,072
	Expiration September 2011, Exercise Price $44.00
117	Suncor Energy, Inc.	2,223
	Expiration September 2011, Exercise Price $45.00
108	Teva Pharmaceutical Industries Ltd. - ADR	20,952
	Expiration January 2012, Exercise Price $50.00
99	Teva Pharmaceutical Industries Ltd. - ADR	7,029
	Expiration January 2012, Exercise Price $55.00
47	Transocean Ltd.	16,920
	Expiration February 2012, Exercise Price $67.50
160	United States Steel Corp.	800
	Expiration October 2011, Exercise Price $60.00
73	Valero Energy Corp.	8,395
	Expiration January 2012, Exercise Price $30.00
81	Verizon Communications, Inc.	6,156
	Expiration April 2012, Exercise Price $39.00
69	Verizon Communications, Inc.	1,932
	Expiration October 2011, Exercise Price $38.00
210	Vulcan Materials Co.	1,050
	Expiration August 2011, Exercise Price $48.00
27	Whirlpool Corp.	6,669
	Expiration January 2012, Exercise Price $80.00
32	Whirlpool Corp.	4,064
	Expiration December 2011, Exercise Price $82.50
20	Wynn Resorts Ltd.	24,400
	Expiration March 2012, Exercise Price $170.00
	TOTAL CALL OPTIONS WRITTEN	3,490,653
	( Cost - $4,152,836)

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		$ 6,930,793
		(7,306,423)
		$ (375,630)
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011

 Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.
GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 38,491,402	$ -	$ -	$ 38,491,402
Short -Term Investments	12,395,984	-	-	12,395,984
Purchased Options	4,915,505	-	-	4,915,505
Total	$ 55,802,891	$ -	$ -	$ 55,802,891

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 3,490,653	$ -	$ -	$ 3,490,653
Total	$ 3,490,653	$ -	$ -	$ 3,490,653
The Fund did not hold any Level 3 securities during the period.
There were no significant transfers between Level 1 and Level 1 during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    9/26/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/26/11